GEOGRAPHIC INFORMATION (Details 1) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 4,226	$ 3,856
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	3,954	3,576
Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	123	141
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	58	56
Far East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 91	$ 83